SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss		$ 18,410	$ 21,676	$ 15,036
Basic loss per Ordinary Share (in USD)		$ (0.06)	$ (0.07)	$ (0.05)
Diluted loss per Ordinary Share (in USD)		(0.06)	(0.07)	(0.05)
Basic loss per ADS (in USD)	[1]	(1.8)	(2.1)	(1.5)
Diluted loss per ADS (in USD)	[1]	$ (1.8)	$ (2.1)	$ (1.5)
Weighted average number of Ordinary Shares outstanding used in computing basic loss per share		331,350	322,817	321,356
Weighted average number of Ordinary Shares outstanding used in computing diluted loss per share		331,350	322,817	321,356
Weighted average number of ADSs outstanding used in computing basic loss per ADS		11,045	10,761	10,712
Weighted average number of ADSs outstanding used in computing diluted loss per ADS		11,045	10,761	10,712

[1]	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares no par value per share, from the former ADS Ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS Ratio one (1) ADS to thirty (30) Ordinary Shares. For all the periods presented, basic and diluted loss per ADS have been retrospectively adjusted.